S000004332 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	307 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
Russell 1000 Utilities RIC 22.5/45 Capped Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	15.72%	9.96%	10.62%
iShares U.S. Utilities ETF
Prospectus [Line Items]
Average Annual Return, Percent		15.27%	9.56%	10.16%
Performance Inception Date					Jun. 12, 2000
iShares U.S. Utilities ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.64%	8.91%	9.46%
iShares U.S. Utilities ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.45%	7.45%	8.19%

[1]	The Russell 1000 Utilities RIC 22.5/45 Capped Index (Spliced) reflects the performance of the Dow Jones Utilities Index through September 19, 2021 and the Russell 1000 Utilities RIC 22.5/45 Capped Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.